UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue
         18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $5,069,284 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784   770565 23500000 SH       SOLE                 23500000        0        0
APPLE INC                      COM              037833100   473645   710000 SH       SOLE                   710000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100    32684  1350000 SH       SOLE                  1350000        0        0
AUTODESK INC                   COM              052769106    83375  2500000 SH       SOLE                  2500000        0        0
BIOFUEL ENERGY CORP            COM NEW          09064Y307     5289  1043123 SH       SOLE                  1043123        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    40260  1000000 SH       SOLE                  1000000        0        0
CABOT OIL & GAS CORP           COM              127097103    78575  1750000 SH       SOLE                  1750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     4019  5000000 PRN      SOLE                  5000000        0        0
CIGNA CORPORATION              COM              125509109    37453   794000 SH       SOLE                   794000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    78175  2500000 SH       SOLE                  2500000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108    74405  2300000 SH       SOLE                  2300000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106   310000 10000000 SH       SOLE                 10000000        0        0
ENPHASE ENERGY INC             COM              29355A107    30823  7448987 SH       SOLE                  7448987        0        0
FOSTER WHEELER AG              COM              H27178104    47920  2000000 SH       SOLE                  2000000        0        0
HILLSHIRE BRANDS CO            COM              432589109    87035  3250000 SH       SOLE                  3250000        0        0
KRAFT FOODS INC                CL A             50075N104   206750  5000000 SH       SOLE                  5000000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    94162  1550000 SH       SOLE                  1550000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    70641  1250000 SH       SOLE                  1250000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   129150  2500000 SH       SOLE                  2500000        0        0
METLIFE INC                    COM              59156R108    10450  5000000 SH  CALL SOLE                  5000000        0        0
MURPHY OIL CORP                COM              626717102   260450  4851000 SH       SOLE                  4851000        0        0
MURPHY OIL CORP                COM              626717102       45    72000 SH  CALL SOLE                    72000        0        0
NEWELL RUBBERMAID INC          COM              651229106    47725  2500000 SH       SOLE                  2500000        0        0
NEXEN INC                      COM              65334H102   126700  5000000 SH       SOLE                  5000000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    46269  1850000 SH       SOLE                  1850000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    13960   615000 SH       SOLE                   615000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     3093   150000 SH       SOLE                   150000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     5780   275000 SH       SOLE                   275000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     3488   170000 SH       SOLE                   170000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    52098  1750000 SH       SOLE                  1750000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    22346   130000 SH       SOLE                   130000        0        0
SYMANTEC CORP                  COM              871503108     1159  2070000 SH  CALL SOLE                  2070000        0        0
SYMANTEC CORP                  COM              871503108   107850  6000000 SH       SOLE                  6000000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109   125264  1600000 SH       SOLE                  1600000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102   110820  2000000 SH       SOLE                  2000000        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100    39123   700000 SH       SOLE                   700000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103    50720  4000000 SH       SOLE                  4000000        0        0
WELLPOINT INC                  COM              94973V107    72512  1250000 SH       SOLE                  1250000        0        0
WESCO INTL INC                 COM              95082P105    97183  1699000 SH       SOLE                  1699000        0        0
WESTLAKE CHEM CORP             COM              960413102    51142   700000 SH       SOLE                   700000        0        0
YAHOO INC                      COM              984332106  1166181 73000400 SH       SOLE                 73000400        0        0